Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

	For the six months ended June 30, 2024	For the six months ended June 30, 2025
	(Unaudited)	(Unaudited)
	RMB	RMB
Current income tax expense	—	—
Deferred tax expense	—	—
Income tax expense	—	—